Performance Trust Multisector Bond Fund
Schedule of Investments
November 30, 2024 (Unaudited)

CORPORATE BONDS - 38.2%	Par	Value
Aerospace & Defense - 1.2%
Moog, Inc., 4.25%, 12/15/2027 (a)	$1,000,000	$962,853
TransDigm, Inc., 6.63%, 03/01/2032 (a)	1,000,000	1,025,539
		1,988,392

Automobile Components - 1.1%
Dana, Inc., 5.63%, 06/15/2028	1,250,000	1,244,469
Phinia, Inc., 6.63%, 10/15/2032 (a)	500,000	504,097
		1,748,566

Banks - 10.8%
Banner Corp., 5.00% to 06/30/2025 then 3 mo. Term SOFR + 4.89%, 06/30/2030	1,000,000	982,500
Barclays PLC, 6.13% to 06/15/2026 then 5 yr. CMT Rate + 5.87%, Perpetual	1,250,000	1,249,901
Deutsche Bank AG, 7.08% to 02/10/2033 then SOFR + 3.65%, 02/10/2034	1,000,000	1,051,620
First Busey Corp., 5.25% to 06/01/2025 then 3 mo. Term SOFR + 5.11%, 06/01/2030	1,000,000	985,000
First Financial Bancorp., 5.25% to 05/15/2025 then 3 mo. Term SOFR + 5.09%, 05/15/2030	1,000,000	988,184
Home BancShares, Inc., 3.13% to 01/30/2027 then 3 mo. Term SOFR + 1.82%, 01/30/2032	1,500,000	1,290,000
National Australia Bank Ltd., 3.35% to 01/12/2032 then 5 yr. CMT Rate + 1.70%, 01/12/2037 (a)	1,000,000	880,528
Nicolet Bankshares, Inc., 3.13% to 07/15/2026 then 3 mo. Term SOFR + 2.38%, 07/15/2031	1,000,000	864,646
Park National Corp., 4.50% to 09/01/2025 then 3 mo. Term SOFR + 4.39%, 09/01/2030	1,400,000	1,365,000
Renasant Corp., 4.50% to 09/15/2030 then 3 mo. Term SOFR + 4.03%, 09/15/2035	1,500,000	1,331,250
Synovus Financial Corp., 7.54% to 02/07/2029 then 5 yr. Mid Swap Rate USD + 3.38%, 02/07/2029	1,000,000	1,028,707
Texas Capital Bancshares, Inc., 4.00% to 05/06/2026 then 5 yr. CMT Rate + 3.15%, 05/06/2031	1,000,000	957,985
Webster Financial Corp., 3.88% to 11/01/2025 then 3 mo. Term SOFR + 3.69%, 11/01/2030	1,000,000	940,478
Western Alliance Bank, 5.25% to 06/01/2025 then 3 mo. Term SOFR + 5.12%, 06/01/2030	1,500,000	1,472,813
Wintrust Financial Corp., 4.85%, 06/06/2029	1,250,000	1,196,983
WSFS Financial Corp., 2.75% to 12/15/2025 then 3 mo. Term SOFR + 2.49%, 12/15/2030	1,000,000	932,500
		17,518,095

Building Products - 0.6%
JELD-WEN, Inc., 4.88%, 12/15/2027 (a)	1,000,000	961,462

Capital Markets - 1.4%
Ares Capital Corp., 3.20%, 11/15/2031	1,300,000	1,129,119
MSCI, Inc., 3.63%, 11/01/2031 (a)	1,250,000	1,139,976
		2,269,095

Chemicals - 0.6%
Avient Corp., 6.25%, 11/01/2031 (a)	1,000,000	1,011,838

Commercial Services & Supplies - 0.6%
Cimpress PLC, 7.38%, 09/15/2032 (a)	1,000,000	1,003,291

Consumer Finance - 2.5%
Ally Financial, Inc., 6.70%, 02/14/2033	1,500,000	1,547,782
Ford Motor Credit Co., LLC, 7.35%, 03/06/2030	1,250,000	1,341,570
OneMain Finance Corp., 5.38%, 11/15/2029	1,250,000	1,217,838
		4,107,190

Containers & Packaging - 1.5%
Berry Global, Inc., 5.63%, 07/15/2027 (a)	1,000,000	1,001,358
Graphic Packaging International, LLC, 3.50%, 03/01/2029 (a)	1,500,000	1,380,444
		2,381,802

Diversified Consumer Services - 2.5%
Case Western Reserve University, 5.41%, 06/01/2122	1,100,000	1,109,428
Prime Security Services Borrower, LLC, 3.38%, 08/31/2027 (a)	1,000,000	941,149
Service Corp. International, 4.00%, 05/15/2031	1,000,000	914,901
Washington University, 4.35%, 04/15/2122	1,300,000	1,075,461
		4,040,939

Electrical Equipment - 0.7%
Sensata Technologies, Inc., 4.38%, 02/15/2030 (a)	1,250,000	1,165,156

Financial Services - 0.1%
Compeer Financial FLCA, 3.38% to 06/01/2031 then SOFR + 1.97%, 06/01/2036 (a)	250,000	193,812

Food Products - 0.6%
Post Holdings, Inc., 6.25%, 10/15/2034 (a)	1,000,000	990,684

Healthcare Providers & Services - 0.5%
Molina Healthcare, Inc., 4.38%, 06/15/2028 (a)	800,000	765,131

Hotels, Restaurants & Leisure - 2.2%
Bloomin' Brands, Inc., 5.13%, 04/15/2029 (a)	1,000,000	927,010
Station Casinos, LLC, 4.50%, 02/15/2028 (a)	1,250,000	1,196,900
Wyndham Hotels & Resorts, Inc., 4.38%, 08/15/2028 (a)	1,500,000	1,439,026
		3,562,936

Household Durables - 2.0%
Ashton Woods USA, LLC, 6.63%, 01/15/2028 (a)	1,000,000	1,010,398
M/I Homes, Inc., 3.95%, 02/15/2030	1,300,000	1,190,887
Newell Brands, Inc., 6.63%, 05/15/2032	1,000,000	1,020,055
		3,221,340

Life Sciences Tools & Services - 0.6%
Charles River Laboratories International, Inc., 3.75%, 03/15/2029 (a)	1,000,000	929,374

Machinery - 1.1%
Allison Transmission, Inc., 4.75%, 10/01/2027 (a)	1,250,000	1,224,105
Manitowoc Co., Inc., 9.25%, 10/01/2031 (a)	500,000	525,625
		1,749,730

Media - 1.1%
CCO Holdings Capital Corp., 4.75%, 02/01/2032 (a)	1,000,000	900,662
Sirius XM Radio, Inc., 3.88%, 09/01/2031 (a)	1,000,000	866,426
		1,767,088

Professional Services - 1.5%
Amentum Escrow Corp., 7.25%, 08/01/2032 (a)	1,000,000	1,027,883
Science Applications International Corp., 4.88%, 04/01/2028 (a)	1,500,000	1,446,962
		2,474,845

Real Estate Management & Development - 0.7%
Cushman & Wakefield US Borrower, LLC, 8.88%, 09/01/2031 (a)	1,000,000	1,080,961

Software - 0.7%
Open Text Corp., 3.88%, 02/15/2028 (a)	1,250,000	1,180,993

Specialty Retail - 2.8%
Asbury Automotive Group, Inc., 5.00%, 02/15/2032 (a)	1,250,000	1,163,803
Group 1 Automotive, Inc., 4.00%, 08/15/2028 (a)	1,000,000	945,709
Ken Garff Automotive, LLC, 4.88%, 09/15/2028 (a)	1,500,000	1,458,531
Lithia Motors, Inc., 4.38%, 01/15/2031 (a)	1,000,000	919,602
		4,487,645

Technology Hardware, Storage & Peripherals - 0.8%
Dell International, LLC, 8.10%, 07/15/2036	1,000,000	1,213,558
TOTAL CORPORATE BONDS (Cost $59,771,822)		61,813,923

NON-AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES - 20.1%	Par	Value
BANK
Series 2018-BN10, Class D, 2.60%, 02/15/2061 (a)	1,000,000	836,217
Series 2019-BN23, Class C, 3.62%, 12/15/2052 (b)	1,000,000	851,724
Series 2020-BN25, Class B, 3.04%, 01/15/2063 (b)	1,500,000	1,295,708
Series 2020-BN29, Class D, 2.50%, 11/15/2053 (a)	850,000	616,687
Series 2021-BN35, Class C, 2.90%, 06/15/2064 (b)	1,500,000	1,232,323
Series 2022-BN40, Class D, 2.50%, 03/15/2064 (a)	1,000,000	712,120
BANK5, Series 2024-5YR8, Class C, 7.00%, 08/15/2057 (b)	1,000,000	1,038,421
BBCMS Trust
Series 2022-C17, Class XA, 1.32%, 09/15/2055 (b)(c)	14,929,055	1,075,211
Series 2024-5C27, Class XA, 1.04%, 07/15/2057 (a)(b)(c)	35,489,373	1,157,092
Series 2024-C30, Class XA, 0.86%, 11/15/2057 (b)(c)	22,800,000	1,511,950
Benchmark Mortgage Trust
Series 2021-B26, Class C, 2.99%, 06/15/2054 (b)	1,250,000	917,424
Series 2021-B27, Class XD, 1.60%, 07/15/2054 (a)(b)(c)	15,000,000	1,249,109
Series 2021-B29, Class C, 2.75%, 09/15/2054 (b)	1,250,000	995,688
Series 2024-V6, Class XA, 1.58%, 03/15/2057 (b)(c)	24,987,748	1,223,570
BMO Mortgage Trust, Series 2023-C7, Class XA, 1.04%, 12/15/2056 (a)(b)(c)	24,990,205	1,339,083
Citigroup Commercial Mortgage Trust
Series 2016-C1, Class C, 5.10%, 05/10/2049 (b)	1,000,000	965,413
Series 2016-C2, Class B, 3.18%, 08/10/2049	1,000,000	950,937
Computershare Corporate Trust
Series 2016-C37, Class D, 3.31%, 12/15/2049 (a)(b)	1,250,000	1,122,237
Series 2019-C49, Class D, 3.00%, 03/15/2052 (a)	1,500,000	1,238,340
CSAIL Commercial Mortgage Trust, Series 2019-C18, Class D, 2.50%, 12/15/2052 (a)	1,125,000	891,033
GS Mortgage Securities Corp. II
Series 2012-BWTR, Class A, 2.95%, 11/05/2034 (a)	996,262	845,092
Series 2012-BWTR, Class B, 3.26%, 11/05/2034 (a)	478,000	273,024
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2017-C34, Class D, 2.70%, 11/15/2052 (a)	1,000,000	614,479
Morgan Stanley Capital I Trust
Series 2017-H1, Class C, 4.28%, 06/15/2050 (b)	1,500,000	1,332,781
Series 2017-HR2, Class C, 4.46%, 12/15/2050 (b)	1,400,000	1,295,835
Series 2019-H7, Class D, 3.00%, 07/15/2052 (a)	1,000,000	791,598
Morgan Stanley Capital I, Inc., Series 2021-L5, Class C, 3.16%, 05/15/2054	1,385,000	1,118,619
Wells Fargo Commercial Mortgage Trust
Series 2015-C28, Class D, 4.21%, 05/15/2048 (b)	1,000,000	832,216
Series 2018-C43, Class C, 4.51%, 03/15/2051 (b)	1,250,000	1,157,973
Series 2018-C45, Class C, 4.73%, 06/15/2051	1,000,000	928,281
Series 2019-C52, Class C, 3.56%, 08/15/2052	1,000,000	833,352
Series 2020-C57, Class C, 4.16%, 08/15/2053 (b)	1,500,000	1,320,119
TOTAL NON-AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $31,890,040)		32,563,656

COLLATERALIZED LOAN OBLIGATIONS - 14.2%	Par	Value
Apidos CLO
Series 2013-12A, Class ER, 10.32% (3 mo. Term SOFR + 5.66%), 04/15/2031 (a)	1,000,000	1,001,740
Series 2019-31A, Class ER, 11.52% (3 mo. Term SOFR + 6.86%), 04/15/2031 (a)	1,000,000	1,006,427
Series 2023-46A, Class D, 9.63% (3 mo. Term SOFR + 5.00%), 10/24/2036 (a)	1,000,000	1,031,022
ARES CLO
Series 2015-4A, Class CRR, 7.41% (3 mo. Term SOFR + 2.75%), 10/15/2030 (a)	1,500,000	1,503,513
Series 2018-47A, Class D, 7.62% (3 mo. Term SOFR + 2.96%), 04/15/2030 (a)	1,000,000	1,004,000
Series 2018-48A, Class D, 7.58% (3 mo. Term SOFR + 2.96%), 07/20/2030 (a)	1,000,000	1,003,500
Blackstone, Inc.
Series 2018-1A, Class D, 7.42% (3 mo. Term SOFR + 2.76%), 04/15/2031 (a)	1,425,000	1,427,779
Series 2018-1A, Class E, 10.31% (3 mo. Term SOFR + 5.66%), 04/17/2030 (a)	1,000,000	1,001,884
Carlyle Global Market Strategies, Series 2023-3A, Class D, 10.16% (3 mo. Term SOFR + 5.50%), 10/15/2036 (a)	1,300,000	1,344,664
Dryden Senior Loan Fund, Series 2023-105A, Class D, 9.83% (3 mo. Term SOFR + 5.20%), 04/18/2036 (a)	1,500,000	1,516,113
Elmwood CLO Ltd., Series 2022-6A, Class ER, 11.65% (3 mo. Term SOFR + 7.00%), 10/17/2036 (a)	1,000,000	1,037,212
Galaxy CLO Ltd., Series 2023-31A, Class D, 9.91% (3 mo. Term SOFR + 5.25%), 04/15/2036 (a)	1,000,000	1,009,549
Goldentree Loan Opportunities Ltd., Series 2022-16A, Class DR, 9.37% (3 mo. Term SOFR + 4.75%), 01/20/2034 (a)	1,250,000	1,255,567
LCM LP, Series 22A, Class CR, 7.68% (3 mo. Term SOFR + 3.06%), 10/20/2028 (a)	1,000,000	1,004,286
Long Point Park CLO, Series 2017-1A, Class C, 7.31% (3 mo. Term SOFR + 2.66%), 01/17/2030 (a)	1,250,000	1,251,530
Magnetite CLO Ltd., Series 2023-37A, Class E, 11.62% (3 mo. Term SOFR + 7.00%), 10/20/2036 (a)	1,000,000	1,033,063
Neuberger Berman CLO Ltd.
Series 2019-33A, Class DR, 7.81% (3 mo. Term SOFR + 3.16%), 10/16/2033 (a)	1,000,000	1,003,302
Series 2019-35A, Class E, 11.88% (3 mo. Term SOFR + 7.26%), 01/19/2033 (a)	1,000,000	998,135
Octagon Credit Investors LLC, Series 2022-1A, Class DR, 9.58% (3 mo. Term SOFR + 5.09%), 11/16/2036 (a)	1,250,000	1,275,773
Symphony CLO Ltd., Series 2023-38A, Class D, 9.83% (3 mo. Term SOFR + 5.20%), 04/24/2036 (a)	1,300,000	1,316,379
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $22,776,455)		23,025,438

U.S. TREASURY SECURITIES - 8.2%	Par	Value
United States Treasury Notes/Bonds
4.25%, 11/15/2040	1,000,000	988,496
3.88%, 05/15/2043	2,000,000	1,851,602
4.38%, 08/15/2043	1,000,000	989,512
4.75%, 11/15/2043	2,300,000	2,386,519
4.50%, 02/15/2044	1,250,000	1,253,711
4.63%, 05/15/2044	1,000,000	1,018,906
United States Treasury Strip Principal
0.00%, 05/15/2042 (d)	2,000,000	927,006
0.00%, 08/15/2042 (d)	2,000,000	913,179
0.00%, 11/15/2042 (d)	2,500,000	1,125,969
0.00%, 02/15/2044 (d)	2,350,000	996,337
0.00%, 08/15/2044 (d)	1,900,000	785,176
TOTAL U.S. TREASURY SECURITIES (Cost $13,224,643)		13,236,413

MUNICIPAL BONDS - 5.8%	Par	Value
California - 0.6%
California Infrastructure & Economic Development Bank, 8.00%, 01/01/2050 (a)(e)	1,000,000	1,030,468

Florida - 0.7%
City of Gainesville, FL Utilities System Revenue, 6.02%, 10/01/2040	1,000,000	1,080,094

Illinois - 0.5%
Metropolitan Pier & Exposition Authority, 0.00%, 06/15/2038 (d)	1,250,000	738,503

Michigan - 0.6%
University of Michigan, 4.45%, 04/01/2122	1,221,000	1,043,021

Ohio - 0.7%
Ohio State University, 4.80%, 06/01/2111	1,250,000	1,159,492

Oklahoma - 0.6%
Oklahoma Development Finance Authority, 5.45%, 08/15/2028	1,000,000	968,283

Pennsylvania - 0.7%
Pennsylvania Turnpike Commission, 3.00%, 12/01/2042	1,250,000	1,103,716

Tennessee - 0.4%
New Memphis Arena Public Building Authority, 0.00%, 04/01/2043 (d)	1,625,000	688,512

Texas - 0.8%
Port of Beaumont Industrial Development Authority, 4.10%, 01/01/2028 (a)	1,500,000	1,336,182

Wisconsin - 0.2%
Public Finance Authority, 7.50%, 06/01/2029 (a)	250,000	246,157
TOTAL MUNICIPAL BONDS (Cost $9,104,869)		9,394,428

NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES - 5.2%	Par	Value
Banc of America Alternative Loan Trust, Series 2006-2, Class 4CB1, 6.50%, 03/25/2036	1,114,237	923,785
Citimortgage Alternative Loan Trust
Series 2006-A5, Class 1A13, 5.15% (1 mo. Term SOFR + 0.56%), 10/25/2036	1,131,020	845,375
Series 2007-A1, Class 1A5, 6.00%, 01/25/2037	1,606,980	1,431,150
Countrywide Alternative Loan Trust, Series 2005-80CB, Class 5A1, 6.00%, 02/25/2036	1,313,457	1,326,962
Credit Suisse Management, LLC, Series 2005-11, Class 3A3, 5.50%, 12/25/2035	355,785	145,255
Vericrest Opportunity Loan Transferee, Series 2021-NPL4, Class A2, 4.95%, 03/27/2051 (a)(f)(g)	364,705	360,117
WaMu Mortgage Pass Through Certificates
Series 2005-AR14, Class 1A2, 5.21%, 12/25/2035 (b)	1,169,258	1,082,913
Series 2006-AR12, Class 1A1, 4.84%, 10/25/2036 (b)	1,383,767	1,267,003
Wells Fargo Mortgage Backed Securities Trust, Series 2007-AR6, Class A1, 7.07%, 10/25/2037 (b)	1,058,105	1,023,256
TOTAL NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES (Cost $8,451,221)		8,405,816

ASSET-BACKED SECURITIES - 5.1%	Par	Value
American Credit Acceptance Receivables Trust
Series 2021-2, Class E, 2.54%, 07/13/2027 (a)	1,000,000	995,082
Series 2021-3, Class E, 2.56%, 11/15/2027 (a)	1,000,000	991,109
CPS Auto Trust, Series 2021-D, Class E, 4.06%, 12/15/2028 (a)	1,000,000	975,880
Exeter Automobile Receivables Trust, Series 2021-2A, Class E, 2.90%, 07/17/2028 (a)	1,500,000	1,453,304
GLS Auto Receivables Trust
Series 2020-2A, Class D, 7.48%, 04/15/2027 (a)	928,790	929,933
Series 2021-2A, Class E, 2.87%, 05/15/2028 (a)	1,000,000	974,633
Series 2021-3A, Class E, 3.20%, 10/16/2028 (a)	1,000,000	969,517
Westlake Automobile Receivables Trust, Series 2021-3A, Class E, 3.42%, 04/15/2027 (a)	1,000,000	983,306
TOTAL ASSET-BACKED SECURITIES (Cost $8,184,762)		8,272,764

AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES - 0.9%	Par	Value
Freddie Mac Multifamily Structured Pass Through Certificates, Series K165, Class X1, 0.60%, 09/25/2034 (b)(c)	30,600,000	1,503,396
TOTAL AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $1,489,073)		1,503,396

SHORT-TERM INVESTMENTS - 1.3%		Value
Money Market Funds - 1.3%	Shares
First American Government Obligations Fund - Class X, 4.56% (h)	2,124,352	2,124,352
TOTAL SHORT-TERM INVESTMENTS (Cost $2,124,352)		2,124,352

TOTAL INVESTMENTS - 99.0% (Cost $157,017,237)		160,340,186
Other Assets in Excess of Liabilities - 1.0%		1,620,859
TOTAL NET ASSETS - 100.0%		$161,961,045
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

CMT - Constant Maturity Treasury
LP Limited Partnership
PLC - Public Limited Company
SOFR - Secured Overnight Financing Rate
STRIP - Separate Trading of Registered Interest and Principal

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of November 30, 2024, the value of these securities total $78,128,525 or 48.2% of the Fund’s net assets.

(b)
Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of November 30, 2024.

(c)	Interest only security.
(d)	Zero coupon bonds make no periodic interest payments.
(e)	Security subject to the Alternative Minimum Tax ("AMT"). As of November 30, 2024, the total value of securities subject to the AMT was $1,030,468 or 0.6% of net assets.
(f)	Step coupon bond. The rate disclosed is as of November 30, 2024.
(g)
DL Custom Z Tranche - This security accrues interest which is added to the outstanding principal balance. The interest payment will be deferred until all other tranches in the structure are paid off. The rate disclosed is as of November 30, 2024.

(h)	The rate shown represents the 7-day annualized effective yield as of November 30, 2024.

Performance Trust Multisector Bond Fund
Notes to Schedule of Investments
November 30, 2024 (Unaudited)

Investment Valuation

Each equity security owned by a Fund that is listed on a securities exchange, except securities listed on the NASDAQ Stock Market, LLC (“NASDAQ”), is valued at its last sale price at the close of that exchange on the date as of which assets are valued. If the security is listed on more than one exchange, a Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the security is traded. Portfolio securities listed on NASDAQ will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the most recent quoted bid and asked prices on such day or the security shall be valued at the latest sales price on the “composite market” for the day such security is being valued. The composite market is defined as a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets as published by an approved independent pricing service (a “Pricing Service”).

Debt securities, such as U.S. government securities, corporate securities, municipal securities, collateralized loan obligations and asset-backed and mortgage-backed securities, including short-term debt instruments having a maturity of 60 days or less, are valued at the mean in accordance with prices supplied by a Pricing Service. Pricing Services may use various valuation methodologies such as the mean between the bid and the asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. If a price is not available from a Pricing Service, the most recent quotation obtained from one or more broker-dealers known to follow the issue will be obtained. Quotations will be valued at the mean between the bid and the offer. In the absence of available quotations, the securities will be priced at fair value. Pricing Services generally value debt securities assuming orderly transactions of an institutional round lot size, but such securities may be held or transactions may be conducted in such securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots.

Redeemable securities issued by open-end, registered investment companies, including money market funds, are valued at the net asset value (“NAV”) of such companies for purchase and/or redemption orders placed on that day. If, on a particular day, a share of an investment company is not listed on NASDAQ, such security’s fair value will be determined. All exchange-traded funds are valued at the last reported sale price on the exchange on which the security is principally traded. In the event market quotations are not readily available, such security will be valued at its fair value, discussed below.

If market quotations are not readily available, a security or other asset will be valued at its fair value in accordance with Rule 2a-5 of the 1940 Act as determined under the Adviser’s fair value pricing procedures, subject to oversight by the Board of Trustees. These fair value pricing procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual market value. The intended effect of using fair value pricing procedures is to ensure that the Funds are accurately priced. The Adviser will regularly evaluate whether the Funds’ fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Funds and the quality of prices obtained through the application of such procedures.

FASB Accounting Standards Codification, Fair Value Measurements and Disclosures Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value as well as expanded disclosure of valuation levels for each class of investments. These inputs are summarized in the three broad levels listed below:

The Trust has adopted Statement of Financial Accounting Standards, “Fair Value Measurements and Disclosures,” which requires the Fund to classify its securities based on a valuation method. These inputs are summarized in the three broad levels listed below:

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including a Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund's investments carried at fair value as of November 30, 2024:

Performance Trust Multisector Bond Fund
Notes to Schedule of Investments (Continued)
November 30, 2024 (Unaudited)

	Level 1	Level 2	Level 3	Total
Investments:
Corporate Bonds	$–	$61,813,923	$–	$61,813,923
Non-Agency Commercial Mortgage Backed Securities	–	32,563,656	–	32,563,656
Collateralized Loan Obligations	–	23,025,438	–	23,025,438
U.S. Treasury Securities	–	13,236,413	–	13,236,413
Municipal Bonds	–	9,394,428	–	9,394,428
Non-Agency Residential Mortgage Backed Securities	–	8,405,816	–	8,405,816
Asset-Backed Securities	–	8,272,764	–	8,272,764
Agency Commercial Mortgage Backed Securities	–	1,503,396	–	1,503,396
Money Market Funds	2,124,352	–	–	2,124,352
Total Investments	$2,124,352	$158,215,834	$–	$160,340,186

Refer to the Schedule of Investments for further disaggregation of investment categories.